Convertible loans (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended
	Jul. 11, 2023 SGD ($) $ / shares shares	Apr. 30, 2024 shares	Sep. 30, 2023 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Convertible loan						$ 2,303
Third Parties [Member]
Convertible loan						$ 1,950
Third Parties [Member] | Ryde Technologies Pte. Ltd. [Member]
Convertible loan | $	$ 1,950
Debt conversion amount | $	$ 3,250
Debt conversion shares issued	1,155,350
Debt conversion price per share | $ / shares	$ 2.81
Ordinary share percentage	7.14%
Common Class A [Member]
Number of shares issued to noteholders		68,478
Common Class A [Member] | Third Parties [Member]
Debt conversion shares issued			1,155,350